Loans from Banks and Others (Schedule of Long-Term Debt) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Debt Instrument [Line Items]
Long-term debt	$ 498		$ 5,938
Less - current portion	(217)		(1,993)
Long-term debt, noncurrent	281		3,945
Ministry of Production in Italy [Member]
Debt Instrument [Line Items]
Long-term debt	210		245
Debt instrument, average interest rate during period	0.87%	[1]
Due To Banks [Member]
Debt Instrument [Line Items]
Long-term debt	$ 288		$ 5,693
Debt instrument, variable interest reference rate	Libor
Debt instrument, average spread interest rate during the period	4.40%	[1]

[1]	The interest is paid on a quarterly basis.